Fees Summary	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,405,000
Previously Paid Amount	0.00
Total Fee Amount	194.03
Total Offset Amount	0.00
Net Fee	194.03
Narrative - Max Aggregate Offering Price	$ 1,405,000
Final Prospectus	true